SUPPLEMENT DATED MAY 1, 2026 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program—Model Update

Effective after the close of business July 24, 2026, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

Certain of the underlying Portfolios that are included in the Investment Strategies for living benefit riders available in your contract may employ risk management strategies that are intended to control the Portfolios’ overall volatility, and for some Portfolios, to also reduce the downside exposure of the Portfolios during significant market downturns.

These Portfolios are included in the Investment Strategies in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a living benefit rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these Portfolios align with your investment objectives. For more information about the Portfolios and the investment strategies they employ, please refer to the Portfolios’ current prospectuses. Portfolio prospectuses are available by contacting us.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19781CBNY SUPP 05/01/26

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 24, 2026

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Service II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	5.0%	10.0%	15.0%	20.0%	25.0%
	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. Discovery Large Cap Fund — Series II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Value	Deutsche DWS Small Mid Cap Value VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	17.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating — Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 24, 2026

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Service II shares	4.0%	8.0%	12.0%	16.0%	20.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	5.0%	10.0%	15.0%	20.0%	25.0%
	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP Avantis Large Cap Value Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Invesco V.I. Global Real Estate Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Value	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	17.0%	12.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	6.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating — Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Fidelity® VIP Contrafund® Portfolio — Service Class 2

Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

LVIP American Century Value Fund — Standard Class II

LVIP Avantis Large Cap Value Fund — Standard Class II (formerly, LVIP American Century Disciplined Core Value Fund — Standard Class II)

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® VIT Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Deutsche DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance VT Floating-Rate Income Fund

Fidelity® VIP Mid Cap Portfolio — Service Class 2

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

LVIP American Century Inflation Protection Fund — Service Class

LVIP American Century International Fund — Standard Class II

LVIP American Century Ultra® Fund — Standard Class II

MFS® VIT Income Portfolio — Service Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

LVIP JPMorgan Core Bond Fund — Standard Class PIMCO VIT Low Duration Portfolio — Administrative Class Shares